January 18, 2013

JEFFREY R. VETTER	EMAIL JVETTER@FENWICK.COM Direct Dial (650) 335-7631

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director Ivan Griswold, Staff Attorney Kathleen Collins, Accounting Branch Chief Melissa Kindelan, Staff Accountant

Re:	Marin Software Incorporated Confidential Draft Registration Statement on Form S-1 Submitted December 14, 2012 CIK No. 0001389002

Ladies and Gentlemen:

On behalf of Marin Software Incorporated (the “Company”), we are concurrently transmitting herewith Confidential Submission No. 2 (the “Amendment”) to the Registration Statement on Form S-1 (CIK No. 0001389002) confidentially submitted by the Company to the U.S. Securities and Exchange Commission (the “Commission”) on December 14, 2012 (the “Registration Statement”). In this letter, we respond to the comments of the staff (of the Commission the “Staff”) contained in the Staff’s letter dated January 10, 2013 (the “Letter”). The numbered paragraphs below correspond to the numbered comments in the Letter; the Staff’s comment is presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight courier four copies of the Amendment in paper format, marked to show changes from the Registration Statement as initially submitted.

In addition to addressing the comments raised by the Staff in the Letter, the Company has revised the Registration Statement to update certain other disclosures. The Company will add its audited financial statements for 2012 in a subsequent confidential submission or filing that it makes.

The Company is also supplementally providing the Staff with certain information as Attachment A, Attachment B and Attachment C to the copy of this letter that is being transmitted by overnight courier. The Company requests, pursuant to Rule 418(b) promulgated under the Securities Act of 1933, as amended (“Rule 418(b)”), that the Staff return Attachment A, Attachment B and Attachment C to the Company once the Staff has completed its review. The Company requests that such information be treated confidentially, pursuant to Regulation 200.83 of the Commission (17 C.F.R. §200.83).

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  1

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company respectfully advises the Staff that it has not provided, and it has not authorized any person to do so on our the Company’s behalf, in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”), any written communications to potential investors. In the event that the Company presents to potential investors in reliance of Section 5(d), it will provide the Staff with copies of all such written communications.

In addition, the Company respectfully advises the Staff that the underwriters have informed the Company that no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or is expected to participate in the Company’s offering. To the extent any such research reports are published or distributed in the future, the Company will provide the Staff with any such communications or reports.

2.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues in areas on which we have not previously commented.

The Company acknowledges the Staff’s comment. The Company intends to supplementally provide the Staff with an estimated price range approximately two weeks prior to the commencement of the road show for the proposed offering and include the price range in a subsequent amendment to the Registration Statement publicly filed via EDGAR.

3.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to our Securities Act Forms Compliance and Disclosure Interpretation 101.02.

The Company acknowledges the Staff’s comment and will provide the Staff with copies of any graphical materials and artwork that the Company intends to use in its prospectus.

4.	Please confirm that you did not commission any of the third-party studies referenced in the draft registration statement.

The Company respectfully advises the Staff that it did not commission any of the third-party studies referenced in the Registration Statement.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  2

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Prospectus Summary

General

5.	Please specify the percentage of outstanding common stock held by officers, directors, and persons owning five percent or more of your common stock after the offering.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 5.

Our Business, page 1

6.	Please specifically disclose the factual basis for and the context of your claims, beliefs and opinions set forth here, and in the registration statement generally. You must be able to substantiate on a reasonable basis all such claims, beliefs and opinions. For example, please provide support for the following:

•	“We provide a leading cloud-based digital advertising management platform” on page 1; and

•	“Our goal is to extend our lead in ... the Revenue Acquisition Management category” on page 4.

In response to the Staff’s comment, the Company is supplementally providing as Attachment A the factual basis that the Staff has requested to support the Company’s claims, beliefs and opinions that “[the Company] provide[s] a leading cloud-based digital advertising management platform” and “[the Company’s] goal is to extend [the Company’s] lead in … the Revenue Acquisition Management category.” The support is marked to indicate the portions that substantiate the Company’s claims.

The Company respectfully advises the Staff that the support indicates that:

•	Forrester evaluated the bid management software category and determined that the Company was one of the top three bid management software providers.

•

The Company received a Facebook preferred marketing developer program badge as a developer that has demonstrated significant value-added capabilities beyond the native Facebook tools and has demonstrated unique capabilities that help marketers achieve scale and efficiency that extend beyond Facebook’s functionality.

•	The Company’s annual ad spend under management of $4 billion is more than any other campaign management vendor reviewed by Third Door Media, Inc.

The Company supplementally advises the Staff that the following is a list of some of the industry awards that it has received recently that substantiate the Company’s claims:

•	AlwaysOn Awards – Listed in OnDemand Top 100 for 2010, OnMedia Top 100 for 2010 and Global 250 for 2011, 2010 and 2008.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  3

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

•	European Search Awards – Best PPC Management Software winner in 2012.

•	eTail Rising Star – Listed as Service Technology rising star in 2012.

•	UK Search Awards – Best PPC Management Software winner in 2011.

•	ClickZ Marketing Excellence Award – Search Ad Management winner in 2008.

The supplemental materials included as Attachment A to this letter are being transmitted by overnight courier. The Company requests pursuant to Rule 418(b), that the Staff return to it the materials included as Attachment A once the Staff has completed its review.

7.	You employ terms such as “closed-loop visibility,” and “mission-critical analytics.” Please revise this section to minimize the use of any highly-technical business terms or industry jargon. Please refer to Rule 421(d) of Regulation C.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 1, 43, 72, 76 and 78.

8.	You state that in September 2012, your customers collectively managed over $4 billion in annualized advertising spend on your platform. Please tell us whether any material portion of this customer base included users who were provided access to the platform on a promotional basis.

The Company respectfully advises the Staff that of the over $4 billion in annualized advertising spend on the Company’s platform, only a de minimis amount is from users who were provided access to the platform on a promotional basis.

Our Solution

Business Benefits, page 3

9.	You state that in a recent internal survey conducted across your customer base, of the 250 responses, half reported time savings of 25% or greater from using your solution. Please tell us how you selected customers to survey, and whether the sample size is sufficiently large to draw general conclusions regarding the effectiveness of your platform. Please also provide us with copies of the internal surveys.

The Company respectfully advises the Staff that in June 2012 the Company sent an email (with a read receipt) containing the survey questions to all employees of customers (which the Company refers to as a user) that had logged onto the Company’s platform at least four times in the last 365 days (equal to approximately 5,710 users) requesting that these users complete the survey. 853 of these users read the Company’s email and the Company received a response from 250 of these users (equal to approximately 29.3% of the users that read the Company’s email containing the survey questions), which the Company believes is a sufficiently large sample size to draw general conclusions regarding the effectiveness of the Company’s platform.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  4

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

The Company is supplementally providing as Attachment B a copy of the survey questions that the Company sent to its customers and as Attachment C a summary of the responses from the 250 customers that responded to the survey questions. The materials included as Attachment B and Attachment C to this letter are being transmitted by overnight courier. The Company requests pursuant to Rule 418(b), that the Staff return to it the materials included as Attachment B and Attachment C once the Staff has completed its review.

Our Growth Strategy, Page 4

10.	You state that you will continue to optimize your solution to handle unique complexities associated with display, social and mobile advertising channels, and that you will selectively pursue acquisitions of complementary businesses and technologies. Please revise these statements to fully clarify that these are business objectives, rather than certainties.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 4, 79 and 80.

Summary Consolidated Financial Data, page 8

11.	You state that you may use a portion of the proceeds from this offering to repay outstanding debt. If so, please revise to include pro forma earnings per share information, both here and in your Selected Historical Consolidated Financial Data table on page 41, giving effect to the number of shares issued in this offering whose proceeds will be used to repay your outstanding debt. Please ensure that the footnotes to your pro forma disclosures clearly support your calculations of both the numerator and denominator used in your pro forma disclosures. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 6 and 36 to remove references that the Company may use a portion of the proceeds from the Company’s offering to repay outstanding debt. The Company respectfully advises the Staff that it had included the reference to recite a potential use of the proceeds, but does not currently intend to use a portion of the proceeds from the offering to repay outstanding debt and it believes it has sufficient resources to service the debt.

Risk Factors

General

12.	Please tell us how your business could be impacted by any industry-wide trend, advertising publisher consolidation, or strategic agreements among your technology and media partners, that ultimately increases advertising publisher platform standardization.

The Company respectfully advises the Staff that it does not believe that publisher consolidation would have a material impact on the Company’s business. In addition to the ability to manage workflow across publishers, advertisers still face a number of challenges managing ads on a single publisher, including the need to (1) correlate publisher and revenue data to measure ad performance, (2) parse through large volumes of data to analyze trends and optimize programs and (3) manage bulk campaign changes and calculate bids across millions of ad units, and an advertiser can manage these challenges with the Company’s platform.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  5

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

The Company further advises the Staff that strategic agreements among the Company’s technology and media partners that increase publisher platform standardization would likely benefit the Company. Any such agreements would reduce the Company’s research and development operating expenses associated with developing its platform to work with multiple publisher APIs.

13.	Please tell us whether your business could be materially impacted by any measures that allow data portability between advertising publishers.

The Company respectfully advises the Staff that it believes that its business would be positively impacted by measures that allow data portability between advertising publishers. Data portability would reduce friction for spending on multiple publisher platforms and the Company believes it would create demand for cross-publisher management systems, such as the Company’s platform. Allowing marketers to replicate campaigns across publishers would also create demand for tools that simplify the process of porting data from one system to another, and the Company currently offers several tools that facilitate data portability across search engines. If data portability becomes easier without the use of the Company’s solution, the Company still believes its business would not be negatively affected because advertisers would still face a number of challenges managing ads on a single publisher, including the need to (1) correlate publisher and revenue data to measure ad performance, (2) parse through large volumes of data to analyze trends and optimize programs and (3) manage bulk campaign changes and calculate bids across millions of ad units, and an advertiser can manage these challenges with the Company’s platform.

Risks Related to Our Business

We have a history of losses and we may not achieve or sustain profitability  ..., page 11

14.	You state that you do not expect to be profitable on a GAAP basis in the foreseeable future. Thus, conversely, this statement may imply that you will be profitable on a non-GAAP basis. Please revise to delete the “GAAP” qualifier.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 11.

Any failure to protect our intellectual property rights could impair  ..., page 20

15.	Please tell us whether you have considered expanding this risk factor to specifically disclose the fact that you do not currently own the “Marin” trademark, and that the request is currently pending with the United States Patent and Trademark Office. Please also tell us whether you considered disclosing the financial, legal, and marketing consequences if your right to use the trademark is challenged.

The Company respectfully advises the Staff that its request to register the “Marin” trademark is pending with the United States Patent and Trademark Office (the “USPTO”) while the examiner determines whether the trademark is “geographically descriptive” (as a reference to Marin County, California). However, even if the USPTO were to make such a determination, the Company believes no other person would be able to register the “Marin” trademark for the same reason. Further, the Company believes that it is entitled to protection of the “Marin” trademark under common law. As a result, the Company respectfully advises the Staff that it does not believe it is necessary to add specific disclosure to the Registration Statement to disclose that it does not currently own the “Marin” trademark and that the request is currently pending with the USPTO.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  6

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Management’s Discussion and Analysis of Financial Condition and Results of Operations

General

16.	Please expand your disclosure to express fully what remains to be accomplished in order for the company to begin to generate net income.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 43.

Overview, page 43

17.	We note that in September 2012 your customers collectively managed over $4 billion in advertising spend on your platform and you had over 400 active advertisers. In order to provide some context and comparability to these numbers, please revise to disclose similar information for prior periods. In this regard, consider providing quarterly data for each period presented or at a minimum, provide the amount of advertising spend managed and the number of active advertisers for December 2011 and 2010. Also tell us your consideration to disclose the advertising spend managed and number of active advertisers obtained, both directly and indirectly through advertising agencies.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 45. The Company respectfully advises the Staff that it will disclose the amount of advertising spend that its customers collectively manage on the Company’s platform and the number of active advertisers using its solution as of December 31, 2012 in a subsequent submission or filing of the Registration Statement when the Company adds its audited financial statements for 2012.

The Company further advises the Staff that it manages its business, makes planning decisions, evaluates its performance and allocates resources based on the aggregate advertising spend managed on the Company’s platform and the aggregate number of active users, without consideration to whether the active advertisers are obtained directly or indirectly through advertising agencies.

18.	We note that you generate revenue from subscription contracts entered into either directly with advertisers or indirectly through advertising agencies. Please revise your disclosures to describe further your contractual arrangements with the advertising agencies. Tell us the terms of a typical agency arrangement and explain further how these arrangements work. In this regard, we note that the advertisers served through these arrangements generally do not have a minimum commitment to continue using your services, however, please clarify whether the agencies have any minimum commitment requirement. Also, disclose whether the agency is entitled to a fee for their services and if so, explain further how the fee is structured. Tell us whether the company pays the agency fee directly or indirectly (e.g., as a reduction from the agency’s invoice payment) and if so, tell us how you account for such fees.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  7

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 43 and 44.

With respect to the Staff’s request for the Company to tell it the terms of a typical agency agreement and explain further how these arrangements work, the Company respectfully advises the Staff that the contractual agreement is with the advertising agency and the agency’s clients are not party to the terms of the contract. For agencies that have affiliates and subsidiaries, the Company typically engages with one of the agency’s entities through an umbrella contract, and affiliated entities may become party to the agreement through an amendment to the umbrella contract. The umbrella contracts typically do not identify the agencies’ clients whose advertising campaigns are to be managed through the Company’s platform, except in limited instances where a different billing rate has been established for a particular advertiser. Therefore, the agency is not committed to manage the advertising spend of particular advertising clients through our platform. The advertising agencies may add or remove the advertising spend of their clients from our platform at their sole discretion. The Company invoices its advertising agency customers on a monthly basis based on a usage-based pricing model where the Company’s fees are calculated as a percentage of advertising spend of the agency’s advertising clients managed on the Company’s platform. Under some agency contracts, the monthly fee is subject to a minimum amount; however, these contracts are with agencies that generate limited revenues for the Company. The agencies that provide a majority of the revenues generated by agencies do not have contracts with a minimum monthly fee.

The Company supplementally advises the Staff that two of the Company’s agency agreements require the Company to pay the advertising agency a referral fee when the agency refers additional advertisers to the Company and such advertisers manage advertising spend on the Company’s platform. These referrals are recorded as a reduction from revenue and were $37,000, $233,000 and $45,000 for 2010 and 2011 and the nine months ended September 30, 2012, respectively. Because these referral fees are immaterial, the Company has not disclosed this information in the Registration Statement.

Key Metrics, page 44

19.	You state the revenue retention rate exceeded 100% for each of fiscal 2010 and 2011. Please revise to include the revenue retention rate for the nine months ended September 30, 2012.

The Company respectfully advises the Staff that it will disclose the revenue retention rate for 2012 in a subsequent submission or filing of the Registration Statement when the Company adds its audited financial statements for 2012. Accordingly, it would not include the rate for the nine month interim period.

20.	We note that you assess your ability to retain advertisers using a revenue retention rate metric. However, it is unclear how this metric measures advertiser retention. For instance, while certain advertisers may choose not to renew their subscription during a particular period, the revenue retention rate could still exceed 100% for that same period. As such, this metric appears to be tied to advertising revenues rather than individual advertisers. Please explain further how this metric provides insight into your ability to retain advertisers. In addition, please expand your disclosure to discuss any limitations, or potential analytical risks, associated with employing this metric for the purposes you have identified. Further, tell us your consideration to disclose the retention rate by advertiser or the number of advertisers who did not renew their subscriptions for each period presented to better demonstrate your ability to retain advertisers, or tell us why you believe such information would not be beneficial.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  8

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

The Company respectfully advises the Staff that the revenue retention metric assesses the Company’s ability to retain and grow subscription revenues and not the Company’s ability to retain individual advertisers. Accordingly, in response to the Staff’s comment, the Company has revised the Registration Statement on page 45 to clarify that the revenue metric assesses the Company’s ability to retain and grow subscription revenues and remove the reference to retaining advertisers.

The Company further advises the Staff that certain advertisers may chose not to renew during a particular period; however, advertisers who have remained on the Company’s platform have generally, in the aggregate, increased their advertising spend on the Company’s platform. The Company believes that a metric measuring the Company’s ability to retain and grow subscription revenues is more indicative of the Company’s performance that a metric measuring the Company’s ability to retain advertisers, which, as indicated above, does not measure whether the Company is able to increase advertising spend on its platform (leading to increased revenues).

21.	You define Retention Base Revenues as revenues from all advertisers in the prior period, and you define Retained Revenues as revenues from that same group of advertisers in the current period. Please clarify what you mean by the “same group of advertisers in the current period.” For example, please clarify if you mean all advertisers from the prior period that remain advertisers in the current period.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 45.

22.	We note from your risk factor discussion on page 14 that in order for the company to improve its operating results, it is important that your customers renew their contracts. Tell us your consideration to include a discussion of renewal rates for each period presented and their impact on your results of operations or tell us why you believe this information is not material to investors. We refer you to Section III.B of SEC Release No. 33-8350.

The Company respectfully advises the Staff that it has disclosed that the Company’s revenue retention rate exceeded 100% for each of 2010 and 2011 on page 45 of the Registration Statement. The Company will disclose the Company’s revenue retention rate for the year ended December 31, 2012 in a subsequent submission or filing of the Registration Statement when the Company adds its audited financial statements for 2012. Accordingly, the Company will present its revenue retention rate for fiscal 2010, 2011 and 2012.

The Company advises the Staff that many of the Company’s customer contracts do not have minimum fees, which lessens the importance of renewing customer contracts because even if a customer has a contract with us they are not required to manage advertising spend on our platform or pay us minimum fees. Additionally, direct advertisers that have contracts with the Company may fail to renew their contract because they begin to work with an agency and former direct advertiser would continue to manage advertising spend on the Company’s platform under the umbrella contract between the Company and the advertising agency. The Company believes that its ability to retain and grow subscription revenues (as measured by its revenue retention rate) is more indicative of the Company’s performance than renewal rates.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  9

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Results of Operations, page 47

23.	You state that the increase in revenue for the nine months ended September 30, 2012 as compared to the same period in 2011 was driven by growth in revenue from both new and existing advertisers in all geographies. In an effort to further explain the increase in revenue, tell us how you considered expanding your disclosure to include quantified information, such as the number of advertisers for each period, obtained both directly and indirectly through an agency, and the amount or percentage of increase in revenue generated from new customers versus existing customers. Also consider including similar information for your discussion of fiscal 2010 compared to fiscal 2011 and fiscal 2009 compared to fiscal 2010. We refer you to Section III.B of SEC Release No. 33- 8350.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 48, 49, 51 and 53.

Liquidity and Capital Resources, page 55

24.	Your discussion of cash flows from operating activities repeats items that are readily determinable from the financial statements and therefore, does not contribute substantively to an understanding of your cash flows. Please revise your disclosures to address material changes in the underlying drivers that affect your operating cash flows. We refer you to Section IV.B.1 of SEC Release 33-8350.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 57 and 58.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation

Valuations of Common Stock, page 62

25.	Please tell us if the same set of companies that were used to determine the estimated stock price volatility for your Black-Scholes calculations were also used in your market comparable approach valuations. To the extent you used different sets of comparable companies, please explain why.

The Company respectfully advises the Staff that it used the same set of companies to determine the estimated stock price volatility for its Black-Scholes calculations as it used in its market comparable approach valuations.

26.

We note the increase in the estimated fair value of the company’s common stock in May, September and December 2012. We also note your discussion of certain inputs to your valuations, which contributed, in part, to the change in the fair value of your common stock. Please further expand your disclosures to include a discussion of any significant intervening

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  10

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

events within the company that also contributed to the increase in the fair value of your common stock during these periods. In addition, when the estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 66, 67 and 68.

The Company acknowledges the last sentence of the Staff’s comment and respectfully advises the Staff that when the estimated IPO price is known and included in the Registration Statement, it will reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of the Company’s IPO offering range.

27.	When determined, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company acknowledges the Staff’s comment. The Company advises the Staff that it has not yet had valuation discussions with the underwriters. The Company advises the Staff that it selected underwriters in October 2012.

Business

Industry Overview

Revenue Acquisition Management: The Competition for Revenue…, page 71

28.	You state that the ability to acquire revenue through digital channels is emerging as a strategic priority for marketers. Based on the Magna Global study data cited in the registration statement, it would appear that such channels are already a strategic priority for marketers. Please tell us why you believe that the term “emerging” is an appropriate characterization for this market.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 2 and 73.

Limitations of Existing Approaches, page 74

29.	You state that publisher tools address only one publisher and fail to provide a view into downstream revenue acquisition outcomes. However, on page 79, you state that your software is optimized for robust integration of revenue data from a variety of third-party systems, including Google Analytics; thus, it appears that certain publishers offer services that provide a view into downstream revenue. Please tell us whether these statements are contradictory, and if so, please reconcile.

The Company respectfully advises the Staff that publishers do provide tools to capture downstream conversions and analytics; however, the Company believes that these tools provided by the publishers typically lack the capabilities to provide complete and accurate data on a marketer’s advertising performance. There are many reasons why publisher tools may fail to meet a marketer’s

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  11

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

requirements for complete and accurate data including limited tracking capabilities, lack of integration between publisher buying interface and analytics offerings, unwillingness by advertisers to share revenue data with publishers, and the use of other internal and third party enterprise analytics systems for primary revenue capture.

Our Solution, page 74

30.	Please provide the dates of the internal surveys, and the temporal period covered by the survey questions and responses.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 3 and 78 to disclose that the internal survey was conducted by the Company in June 2012. The Company respectfully advises the Staff that the survey did not include questions regarding a specific temporal period.

The Company is supplementally providing as Attachment B a copy of the survey questions that the Company sent to its customers. The materials included as Attachment B to this letter are being transmitted by overnight courier. The Company requests pursuant to Rule 418(b), that the Staff return to it the materials included as Attachment B once the Staff has completed its review.

Our Growth Strategy, page 77

31.	You state that you believe the global market for your Revenue Acquisition Management platform is large and underserved. Please provide substantiation for this statement, or if it is based on a cited study, please refer to that study.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 79.

32.	You state that to expand your customer base, you will expand your sales organization by adding sales executives globally and plan to continue to market your platform to new advertisers and agencies. Please revise, here and throughout, and avoid claims that you will achieve certain business or strategic goals. Rather, you should describe desired strategies as objectives you may not be able to achieve.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 4 and 79.

33.	You refer to your relationships with leading publishers and technology partners. Similarly, your Internet website lists a number of Media and Technology partners. Please describe the nature of these relationships and partnerships.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 87.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  12

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Our Technology

Analytical Application, page 81

34.	You state that your “Active Object Prioritization” technology helps marketers find important details more quickly, even if they manage millions of ad units. Please clarify what these important details are, and how the technology allows marketers to find this information more quickly than with individual publishers.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 83.

Supporting Platform

35.	You state that as the number of advertisers and resulting computing and storage requirements grow, you can add hardware to the platform to accommodate growing demand. Please expand this discussion to address whether any temporal delay, sourcing challenges, and liquidity or capital limitations may impact the scalability of your platform.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 84.

Selected Customer Case Studies

36.	Please ensure than any percentage data presented in the context of case studies corresponds to a specific temporal period. Please also disclose the limitations inherent in using individual case studies.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages 84-87.

Description of Capital Stock, page 113

37.	On page 117, you state that the Court of Chancery of the State of Delaware will be the exclusive forum for any derivative action or proceeding brought on your behalf; any action asserting a breach of fiduciary duty; any action asserting a claim against you arising pursuant to the Delaware General Corporation Law, your amended and restated certificate of incorporation or your bylaws; or any action asserting a claim against you that is governed by the internal affairs doctrine. Please revise to state that although you have included a choice of forum clause in your restated certification of incorporation, it is possible that a court could rule that such provision is inapplicable or unenforceable; alternatively, please advise if it is your belief that such provisions are enforceable.

In response to the Staff’s comment, the Company has revised the Registration Statement on page 119.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

MARIN SOFTWARE INCORPORATED -  13

United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Report of Independent Registered Public Accounting Firm

38.	We note that the report of your independent registered public accounting firm is dated June 27, 2012 except for Notes 12 and 13, as to which the date is December 13, 2012. In an effort to better understand the disclosures in Notes 12 and 13, please tell us why the report is dual dated for the information therein.

The Company respectfully advises the Staff that PricewaterhouseCoopers LLP, its independent registered public accounting firm, issued its audit report on the Company’s financial statements as a privately-held company on June 27, 2012. In preparation of the Company’s initial public offering, the Company amended the footnotes to its financial statements to add earnings per share and segment disclosures. As a result, PricewaterhouseCoopers LLP dual dated its audit report for the information therein.

Consolidated Financial Statements

Consolidated Statements of Comprehensive Loss, page F-4

39.	We note your disclosures in Note 7 regarding the deemed dividends that you recorded in conjunction with the Series D preferred stock issuance during fiscal 2010. Tell us how these dividends are reflected in your Consolidated Statements of Comprehensive Loss. In this regard, explain why you have not disclosed income available to common shareholders on the face of the financial statements or revise accordingly.

In response to the Staff’s comment, the Company has revised the Registration Statement on page F-4 to disclose the income available to common stockholders.

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition, page F-11

40.	Please revise your disclosures to include a description of the two types of contracts you have (i.e., direct with advertisers and indirect through advertising agencies), with emphasis on the differences, if any, in revenue recognition for each type of contract. In addition, explain further the “sequential liability provisions” in certain contracts with advertising agencies, which you briefly note on page F-9, and specifically discuss how those provisions impact revenue recognition.

In response to the Staff’s comment, the Company has revised the Registration Statement on pages F-11 and F-12.

41.	You state that the subscription fee under most contracts is variable and that some of your contracts include a minimum monthly fee. In an effort to better understand your disclosures, please tell us what percentage of your contracts include a minimum monthly fee in addition to the variable fees.

CONFIDENTIAL TREATMENT REQUESTED BY MARIN SOFTWARE INCORPORATED

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United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

The Company respectfully advises the Staff that, historically, approximately half of its revenues have been generated from advertising agency customers, which is disclosed on page 44 of the Registration Statement. Some of the Company’s subscription contracts with advertising agency customers include a committed minimum monthly fee; however, these contracts are with agencies that generate limited revenues for the Company. The agencies that provide a majority of the revenues generated by agencies do not have contracts with a minimum monthly fee. Conversely, most of the Company’s subscription contracts with direct advertisers do include committed monthly minimum fee. The Company advises the Staff that it does not monitor the percentage of its contracts that include a minimum monthly fee and the Company’s management does not use the percentage in managing the Company’s business, making planning decisions or evaluating the Company’s performance.

The Company further advises the Staff that it believes that disclosure regarding the minimum monthly fee is not particularly useful for determining the Company’s operating performance and believes that there is no direct correlation between advertisers that have entered into contracts with minimum monthly fees and the amount of fees paid to the Company by advertisers. Additionally, advertisers with contracts that contain minimum monthly fees generally pay actual monthly fees to the Company that are significantly more than the minimum fee.

Note 6. Debt, page F-17

42.	You disclose that in January 2011, you entered into an amendment to the Revolving Credit Facility with Silicon Valley Bank. Please file this agreement, or tell us why you do not believe it is required to be filed. Please refer to Item 601 of Regulation S-K.

In response to the Staff’s comment, the Company has filed the Loan and Security Agreement, as amended, as Exhibit 10.8 to the Registration Statement.

Note 7. Redeemable Convertible Preferred Stock, page F-20

43.	You present your preferred stock as Redeemable Convertible Preferred Stock, however, you do not disclose any redemption terms. Further, we note in your certificate of incorporation filed as Exhibit 3 that these shares are not redeemable. Please revise your disclosures here and throughout the filing to remove the reference to “Redeemable” to be consistent with your certificate of incorporation or explain to us why such reference is appropriate.

In response to the Staff’s comment, the Company has revised the Registration Statement throughout to remove the reference to “Redeemable” in reference to the Company’s convertible preferred stock to be consistent with the Company’s restated certificate of incorporation.

Note 12. Net Loss Per Share and Pro Forma Net Loss Per Share Available to Common Stockholders, page F-29

44.	Tell us how you considered ASC 260-10-45-68 in determining whether the preferred stock should be included in the computation of basic earnings per share regardless of the fact that the company has a net loss from operations in all periods presented. In this regard, tell us and disclose whether the convertible preferred shareholders have contractual obligations to share in the company’s losses.

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United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

In response to the Staff’s comment, the Company has revised the Registration Statement on page F-29 to indicate that the computation of basic earnings per share is calculated using a two-class method and to clarify that the convertible preferred shareholders have no contractual obligations to share in the Company’s losses.

45.	You note that your pro forma per shares calculations includes an adjustment to reflect the conversion of convertible preferred stock including preferred stock issued upon conversion of preferred stock warrants. However, it appears that you have not included the 51,000 shares of convertible stock warrants outstanding as of December 31, 2011 and September 30, 2012, in pro forma weighted-average shares outstanding. Please explain this apparent inconsistency or revise your disclosures. To the extent that you intend to include the warrants in your pro forma weighted average shares outstanding, please explain further the basis for such inclusion.

In response to the Staff’s comment, the Company has revised the Registration Statement on page F-30.

Item 15. Recent Sales of Unregistered Securities, page II-3

46.	In the October 2011 issuance of common stock to a consultant, please clarify whether the consultant was accredited or sophisticated.

In response to the Staff’s comment, the Company has revised the Registration Statement on page II-3.

47.	You state that in November 2012, you raised $20.0M from the sale of Series F-1 convertible preferred stock. We note in this regard your statement on page II-3 that the securities issuance described in paragraph 7 were made in reliance upon Regulation D or Regulation S, however we are unable to locate a Form D for this issuance. Please advise.

In response to the Staff’s comment, the Company has revised the Registration Statement on page II-3 to provide that the Company’s sale of Series F-1 convertible preferred stock was exempt from the registration statements of the Securities Act in reliance upon Section 4(2) of the Securities Act or Regulation S promulgated under the Securities Act.

* * * * * * *

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United States Securities and Exchange Commission

Division of Corporation Finance

January 18, 2013

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7631 or, in his absence, Michael A. Brown, Esq. at (415) 875-2432.

Sincerely,

FENWICK & WEST LLP

/s/ Jeffrey R. Vetter

Jeffrey R.Vetter

cc:	Christopher A. Lien, Chief Executive Officer

John A. Kaelle, Chief Financial Officer

Rashmi Garde, General Counsel

Marin Software Incorporated

Michael A. Brown, Esq.

Fenwick & West LLP

Douglas D. Smith, Esq.

Stewart L. McDowell, Esq.

Gibson Dunn & Crutcher LLP

Stephane Berthier

PricewaterhouseCoopers LLP

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